Income Taxes - Summary of Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) Income Before Income Taxes:
U.S.	$ (71.4)	$ (73.9)	$ (153.1)
International	44.5	33.4	69.0
Total	(26.9)	(40.5)	(84.1)
Current:
U.S.	3.8	(0.3)	(0.4)
State and local	0.3	0.1	0.2
International	20.4	12.9	15.1
Total current income tax expense	24.5	12.7	14.9
Deferred:
U.S.	(14.1)	(60.3)	(15.7)
State and local	(2.2)	0.8	(0.1)
International	0.2	(1.7)	8.6
Total deferred income tax (benefit) expense	(16.1)	(61.2)	(7.2)
Total income tax expense (benefit)	$ 8.4	$ (48.5)	$ 7.7